Taxes (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Unrecognized tax credits		R$ 105,311	R$ 87,410
Restatement Of Provision For Allocation Of Pis And Cofins Credits		0	0	R$ 1,011,370
Pis and Cofins tax credit recovery period	10 years
Transfer to sectorial financial liabilities		R$ (1,182,915)	R$ (1,462,673)
Prescriptive period for collecting amounts from consumers of ten years		10 years
Prescriptive period for collecting amounts from consumers of five years		5 years